CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Covioriente [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets, in work in progress	$ 715,573	$ 1,043,138	$ 1,264,543
Covipacifico [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets, in work in progress	$ 130,105	$ 621,988	$ 1,306,580